Offerings - Offering: 1	Nov. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, reserved for issuance pursuant to the Registrants EASTMAN INVESTMENT AND EMPLOYEE STOCK OWNERSHIP PLAN
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	62.03
Maximum Aggregate Offering Price	$ 310,150,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 42,831.72
Offering Note	Pursuant to Rule 416 under the Securities Act, the number of shares of common stock, par value $0.01 per share (“Common Stock”) of the Registrant, to be registered hereunder includes such indeterminate number of additional shares of Common Stock that may become issuable in accordance with any adjustment and anti-dilution provisions of the EASTMAN INVESTMENT AND EMPLOYEE STOCK OWNERSHIP PLAN. Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, the offering price and registration fee are based on a price of $62.03 per share, which price is an average of the high and low prices of the Registrant’s Common Stock as reported on the NASDAQ Global Select Market on October 29, 2025.